SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Changes in Equity (Phantom) (Details) $ in Millions	12 Months Ended
Mar. 31, 2019 CAD ($)
Tax recovery from share-based compensation	$ 2.8
Parent company
Tax recovery from share-based compensation	$ 2.8